Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 95,930	$ 313,217
Accounts receivable, net of allowance	7,294,605	2,054,413
Costs and estimated earnings in excess of billings	1,272,372	718,984
Due from stockholders	0	2,858
Other current assets	201,326	0
Total current assets	8,864,233	3,089,472
Property and equipment:
Building and improvements	672,727	666,157
Vehicles	1,283,364	1,147,371
Tools and equipment	517,602	493,760
Solar arrays	6,386,025	6,386,025
Property plant and equipment, gross	8,859,718	8,693,313
Less accumulated depreciation	(2,193,007)	(1,571,774)
Property plant and equipment, net	6,666,711	7,121,539
Other Assets:
Captive insurance investment	140,875	80,823
Due from stockholders	0	250,000
Cash surrender value - life insurance	0	224,530
Other assets	140,875	555,353
Total assets	15,671,819	10,766,364
Current Liabilities:
Accounts payable, includes book overdraft of $1,496,695 and $0 at December 31, 2019 and 2018, respectively	4,274,517	1,495,785
Accrued expenses	119,211	236,460
Billings in excess of costs and estimated earnings on uncompleted contracts	126,026	180,627
Accrued losses on contract in progress	0	9,128
Due to stockholders	342,718	33,463
Line of credit	3,185,041	972,524
Current portion of deferred compensation	27,880	27,057
Current portion of long-term debt	426,254	410,686
Total current liabilities	8,501,647	3,365,730
Long-term liabilities:
Deferred compensation, net of current portion	88,883	116,711
Deferred tax liability	1,098,481	0
Long-term debt, net of current portion	1,966,047	2,212,885
Total liabilities	11,655,058	5,695,326
Commitments and Contingencies (Note 9)
Stockholders' equity:
Preferred stock - 0.0001 par value 1,000,000 shares authorized, 0 issued and outstanding	0	0
Common stock - 0.0001 par value 49,000,000 shares authorized, 5,298,159 and 3,234,501 issued and outstanding as of December 31, 2019 and 2018, respectively	529	323
Additional paid-in capital	412,356	552,630
Retained earnings	3,603,876	4,518,085
Total Stockholders' equity	4,016,761	5,071,038
Total liabilities and stockholders' equity	$ 15,671,819	$ 10,766,364